Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 7) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Apr. 30, 2008 Aldagen Inc [Member]
Beginning Balance, shares available for grant					0	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	955,250	6,649,000
Shares authorized, shares available for grant						4,169,644	2,853,916		4,051,000		2,900,000			2,058,750
Options granted, shares available for grant					(35,000)		(2,259,348)	(25,000)	(2,348,833)	(2,196,369)	(953,842)	(212,289)	(553,500)	(1,829,500)	(334,000)	(540,000)
Options cancelled, shares available for grant					0		0	5,870	50,000	92,253	200,000	1,160,000	397,000	160,000	94,000	0
Ending Balance, shares available for grant					955,250	5,192,212	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	6,649,000
Balance Outstanding (Number of shares)		200,000	7,339,593	7,705,343	0	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000
Options granted (Number of shares)	250,000	303,000			35,000		2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000
Options cancelled (Number of shares)					0		(466,215)	(5,870)	(50,000)	(92,253)	(200,000)	(1,160,000)	(397,000)	(160,000)	(94,000)	0
Options exercised (Number of shares)			35,602				(5,000)	(5,076)		(208,747)
Options expired (Number of shares)						(365,750)
Options forfeited (Number of shares)							(738,177)
Ending Balance (Number of shares)	200,000		200,000	7,705,343	35,000	7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000
Beginning balance, weighted average excercise price					$ 0	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1
Options granted, Weighted Average Exercise Price					$ 0.1		$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1
Options forfeited, Weighted Average Exercise Price							$ 0.4
Options exercised, Weighted Average Exercise Price							$ 0.2	$ 0.49		$ 0.2
Options expired, Weighted Average Excercise Price						$ 0.37
Options cancelled, Weighted Average Excercise Price					0		0.4	0.51	0.2	0.2	0.2	0.2	0.16	0.11	0.1	0
Ending balance, weighted average excercise price					$ 0.1	$ 0.31	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13